FAIR VALUE MEASUREMENTS (Details-3) - Private Placement - TKB CRITICAL TECHNOLOGIES 1 - $ / shares		12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021
Share price (in dollars per share)	$ 10.00	$ 9.92
Underlying fair value of Ordinary share	$ 11.50	$ 11.50
Risk-free interest rate	1.14%	1.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	16.10%	8.00%
Expected term (in years)	6 years	5 years 9 months 29 days
Warrant to buy one share, unadjusted	$ 1.19	$ 0.48
Warrant to buy one share, adjusted	$ 0.95	$ 0.48
Expected dividend yield	0.00%	0.00%